INCOME TAXES - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Taxes
Assessable profit to determine applicable tax rate		$ 2.0
Income tax rate	25.00%	25.00%	25.00%	25.00%
Operating loss carryforwards	$ 57,897
Income tax examination, penalties and interest expense					$ 4,324		$ 1,660	$ 2,664
Sale of equity interest, percentage								75.00%
Unrecognised tax benefit	0				$ 11,065
Unrecognised tax benefit on interest	0		$ 0	$ 0
Valuation allowance	71,692		68,427
Increased in net valuation allowance	3,265
Changes in valuation allowance	$ 30		$ (4,326)	$ (763)
Singapore
Income Taxes
Income tax rate	17.00%	17.00%
Minimum
Income Taxes
Assessable profit to determine applicable tax rate		$ 2.0
PRC Enterprise Income Tax
Income Taxes
Income tax rate	25.00%	25.00%
PRC Enterprise Income Tax | Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang")
Income Taxes
Preferential tax rate	25.00%	25.00%				15.00%
PRC Enterprise Income Tax | Air Esurfing Information Technology Co., Ltd. ("Air Esurfing")
Income Taxes
Preferential tax rate	25.00%	25.00%			15.00%
Inland Revenue, Hong Kong | Corporate Entity | Maximum
Income Taxes
Income tax rate	16.50%	16.50%
Inland Revenue, Hong Kong | Corporate Entity | Minimum
Income Taxes
Income tax rate	8.25%	8.25%
Inland Revenue, Hong Kong | Non Corporate Entity | Maximum
Income Taxes
Income tax rate	15.00%	15.00%
Inland Revenue, Hong Kong | Non Corporate Entity | Minimum
Income Taxes
Income tax rate	7.50%	7.50%